Equity-accounted investees	12 Months Ended
Dec. 31, 2017
Disclosure Of Equity-accounted investees [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note 11 Equity-accounted investees

11.1	Investments in associates recognized according to the equity method of accounting

As of December 31, 2017 and December 31, 2016, in accordance with criteria established in Note 3.19, investment in associates recognized according to the equity method of accounting and joint ventures are as follows:

Associates	Equity-accounted investees		Share in profit (loss) of associates and joint ventures accounted for using the equity method			Share in other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax		Share in total other comprehensive income of associates and joint ventures accounted for using the equity method
	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sales de Magnesio Ltda.	-	-	-	-	819	-	-	-	-	819
Abu Dhabi Fertilizer Industries WWL	15,936	13,343	1,483	1,482	1,455	-	-	1,483	1,482	1,910
Doktor Tarsa Tarim Sanayi AS	21,788	16,712	6,427	4,026	2,505	-	590	6,427	4,616	2,505
Ajay North America	14,432	13,457	3,677	2,794	3,600	-	-	3,677	2,794	3,600
Ajay Europe SARL	8,144	7,373	1,049	1,132	1,732	26	(7)	1,075	1,126	1,711
Charlee SQM Thailand Co. Ltd,	2,301	1,763	393	244	122	-	-	393	244	210
SQM Eastmed Turkey.	-	-	(25)	-	(4)	-	-	(25)	-	(4)
Total	82,601	72,648	13,004	9,678	10,229	26	583	13,030	10,262	10,751

Associate	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	Dividends received
					12/31/2017	12/31/2016
					ThUS$	ThUS$

Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	-	-
Doktor Tarsa Tarim Sanayi AS	Distribution and commercialization of specialty plant nutrients in Turkey.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%	-	-
Ajay North America	Production and distribution of iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States	49%	1,123	2,605
Ajay Europe SARL	Production and commercialization of iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	968	1,338
SQM Eastmed Turkey	Production and commercialization of specialty products.	Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya	Turkey	50%	-	-
Charlee SQM Thailand Co. Ltd.	Distribution and commercialization of specialty plant nutrients.	31 Soi 138 (Meesuk) LLapdrawrd, Bangkapi, 10240 Bangkok	Thailand	40%	-	-
Kore Potash Ltd.	Prospecting, exploration and mining development.	L 3 88 William St Perth, was 6000	Australia	18,02%	-	-

The companies described in the table below are related parties of the following associates:

(1)	Doktor Tarsa Tarim Sanayi AS

(2)	Terra Tarsa B.V.

	Description of the nature of the relationship	Domicile	Country of incorporation	Share of ownership in associates	Dividends received
Terra Tarsa B.V. (1)	Distribution and trading of specialty plant nutrients.	Herikerbergweg 238, Luna Arena, 1101CM Amsterdam PO Box 23393, 1100DW Amsterdam Zuidoost	Holland	50%	-	-
Plantacote N.V. (1)	Sale of CRF and production and sales of WSNPK	Houtdok-Noordkaai 25a, 2030 Antwerpen, Belgium	Belgium	100%	-	-
Doktolab Tarim Arastima San. Tic As (1)	Laboratory services	27. Cd. No:2, 07190 Aosb 2. Kisim/Dösemealti, Antalya, Turkey	Turkey	100%	-	-
Terra Tarsa Ukraine LLC (2)	Distribution and trading of specialty plant nutrients.	74800 Ukraine, Kakhovka, 4 Yuzhnaya Str.	Ukraine	100%	-	-
Terra Tarsa Don LLC (2	Distribution and sale of specialty fertilizers	Zorge Street, house 17, 344090, Rostov-on-Don	Russian Federation	100%	-	-

11.2
Assets, liabilities, revenue and expenses of associates

12/31/2017
					Revenue	Gain (loss) from continuing operations	Other comprehensive income	Comprehensive income
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Abu Dhabi Fertilizer Industries WWL	44,801	2,032	3,764	-	35,131	4,008	-	4,008
Doktor Tarsa Tarim Sanayi AS	81,057	10,731	36,960	11,251	75,269	12,854	-	12,854
Ajay North America	19,426	12,498	2,470	-	36,185	7,505	-	7,505
Ajay Europe SARL	23,555	1,266	8,534	-	32,310	2,098	52	2,150
Charlee SQM Thailand Co. Ltd.	8,585	712	3,292	255	13,618	981	-	981
SQM Eastmed Turkey	3,981	2,671	4,487	2,260	2,389	(49)	-	(49)
Total	181,405	29,910	59,507	13,766	194,902	27,397	52	27,449

12/31/2016
					Revenue	Gain (loss) from continuing operations	Other comprehensive income	Comprehensive income
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Abu Dhabi Fertilizer Industries WWL	37,801	2,104	3,843	-	41,442	4,005	-	4,005
Doktor Tarsa Tarim Sanayi AS	68,449	5,984	39,729	1,281	83,905	8,052	1,180	9,232
Ajay North America	18,844	11,633	3,015	-	35,715	5,702	-	5,702
Ajay Europe SARL	20,675	1,361	7,290	-	33,319	2,265	(13)	2,252
Charlee SQM Thailand Co. Ltd.	6,264	591	2,448	-	12,065	609	-	609
SQM Eastmed Turkey	727	2,265	719	2,362	833	(200)	-	(200)
Total	152,760	23,938	57,044	3,643	207,279	20,433	1,167	21,600

12/31/2015
					Revenue	Gain (loss) from continuing operations	Other comprehensive income	Comprehensive income
	Assets		Liabilities
	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sales de Magnesio Ltda.	4,141	825	1,881	16	11,982	1,638	-	1,638
Abu Dhabi Fertilizer Industries WWL	33,770	2,529	4,499	-	46,609	3,932	1,230	5,162
Doktor Tarsa Tarim Sanayi AS	103,099	7,555	80,588	-	64,374	5,009	-	5,009
Ajay North America	18,651	10,619	2,917	-	43,453	7,347	-	7,347
Ajay Europe SARL	18,979	1,661	6,239	-	40,484	3,464	(42)	3,422
SQM Eastmed Turkey	976	380	27	1,189	-	(8)	-	(8)
Charlee SQM Thailand Co. Ltd.	7,418	566	4,687	-	12,524	304	222	526
Total	187,034	24,135	100,838	1,205	219,426	21,686	1,410	23,096

11.3	Other information

The Company has no participation in unrecognized losses in investments in associates.

The Company has no investments that are not accounted for according to the equity method.

The equity method was applied to the Statement of Financial Position as of December 31, 2017 and December 31, 2016.

The basis of preparation of the financial information of associates corresponds to the amounts included in the financial statements in conformity with the entity’s IFRS.

11.4	Disclosures on interest in associates

a) Transactions conducted in 2017:

As of December 31, 2017, a capital increase was registered for Plantacote N.V. in a sum of ThUS$
4,208
(equivalent to Th€
3,500
), which is
100
% owned by the associate company Doktor Tarsa Tarim. The functional currency of Plantacote N.V. is the Euro. The contribution was made under the heading “Subordinated loan from Dr. Tarsa”. This contribution had no impact on the Company's consolidated results.

b) Transactions conducted in 2016:

During November 2016, SQM S.A. made a capital contribution of ThUS$
20,000
, in exchange for
18.02
% of the ownership of Kore Potash Limited, contribution paid to Elemental Minerals Limited.
During December 2016, SQM Salar S.A. sold the interest it had in Sales de Magnesio Ltda. to Rockwood Litio Ltda. generating a gain of ThUS$
7,635
.